Revision - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)			$ (16,320)			$ (116,737)	$ (71,064)	$ (19,780)
Equity-based compensation						27,983	528	182
Accounts receivable, net						(15,135)	(30,309)	(17,640)
Prepaid expenses and other current assets						(11,779)	(5,152)	(2,086)
Accounts payable and accrued expenses						33,723	27,325	10,330
Other liabilities						(5,658)	2,510	2,625
Net cash used in operating activities						(128,527)	(9,235)	(15,465)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities						(1,131,248)	(268,366)	(90,784)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities						1,389,138	282,216	132,038
Net increase (decrease) in cash, cash equivalents and restricted cash						129,363	4,615	25,789
Cash, cash equivalents and restricted cash at beginning of year			33,807	$ 33,807	$ 33,807	33,807	29,192	3,403
Cash, cash equivalents and restricted cash at end of period						163,170	33,807	29,192
As Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (40,883)	$ 4,947	(10,470)				(74,774)	(16,215)
Equity-based compensation							528	182
Accounts receivable, net							(27,500)	(21,779)
Prepaid expenses and other current assets							(5,152)	(2,086)
Accounts payable and accrued expenses							28,250	11,250
Other liabilities							2,486	2,279
Net cash used in operating activities							(9,235)	(15,465)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities							(268,366)	(90,784)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities							282,216	132,038
Net increase (decrease) in cash, cash equivalents and restricted cash							4,615	25,789
Cash, cash equivalents and restricted cash at beginning of year	319,277	6,602	33,807	33,807	33,807	$ 33,807	29,192	3,403
Cash, cash equivalents and restricted cash at end of period	208,913	319,277	6,602	319,277	208,913		33,807	29,192
Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	(23,957)	(41,236)	(5,644)				3,710	(3,565)
Equity-based compensation							0	0
Accounts receivable, net							(2,809)	4,139
Prepaid expenses and other current assets							0	0
Accounts payable and accrued expenses							(925)	(920)
Other liabilities							24	346
Net cash used in operating activities							0	0
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities							0
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities							$ 0	$ 0
Cash, cash equivalents and restricted cash at beginning of year	0	0
Cash, cash equivalents and restricted cash at end of period	$ 0	$ 0	$ 0	$ 0	$ 0